Accounts Receivable, Net - Summary of Movements of Allowance for Doubtful Accounts (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets [line items]
Balance as of January 1		$ (17,354,883)
Balance at January 1 and December 31	$ (568,863)	(16,861,111)	$ (17,354,883)
Allowance for doubtful accounts [member]
Disclosure of financial assets [line items]
Balance as of January 1		1,695	1,695
Allowance for doubtful accounts		11,911	0
Write-offs		(1,673)	0
Balance at January 1 and December 31		$ 11,933	$ 1,695